LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
LEASES

Note 8 - LEASES

With the adoption of ASC 842, operating lease agreements are required to be recognized on the balance sheet as ROU assets and corresponding lease liabilities.

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years) and provided for an annual base rental during the initial term ranging between $132,600 and $149,260. In June 2019, the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term commenced on January 1, 2020 with annual base rent ranging between $153,748 and $173,060.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at August 1, 2019. The weighted average incremental borrowing rate applied was 12%.

The following table presents net lease cost and other supplemental lease information:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$79,186	$76,874
Net lease cost	$79,186	$76,874

Operating lease – operating cash flows (fixed payments)	$79,186	$76,874
Operating lease – operating cash flows (liability reduction)	$49,085	$41,457
Non-current leases – right of use assets	$415,827	$531,872
Current liabilities – operating lease liabilities	$109,856	$93,093
Non-current liabilities – operating lease liabilities	$362,949	$472,805

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the six months ended June 30, 2021:

Fiscal Year	Operating Leases
2021 (excluding the six months ended June 30, 2021)	$79,186
2022	163,132
2023	168,028
2024	173,060
Total future minimum lease payments	583,406
Amount representing interest	(110,601)
Present value of net future minimum lease payments	$472,805

NOTE 12 – LEASES

With the adoption of ASC 842, operating lease agreements are required to be recognized on the balance sheet as ROU assets and corresponding lease liabilities.

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years) and provided for an annual base rental during the initial term ranging between $132,600 and $149,260. In June 2019, the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term commenced on January 1, 2020 with annual base rent ranging between $153,748 and $173,060.

On August 1, 2019, the Company recognized ROU assets and lease liabilities of $638,246. The Company elected to not recognize ROU assets and lease liabilities arising from short-term office leases (leases with initial terms of twelve months or less, which are deemed immaterial) on the balance sheets. On June 1, 2019, the Company exercised its right to extend its existing lease of office space for an additional five years.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at August 1, 2019. The weighted average incremental borrowing rate applied was 12%.

The following table presents net lease cost and other supplemental lease information:

Year Ended December 31, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$153,748
Short term lease cost	-
Sublease income	-
Net lease cost	$153,748

Operating lease – operating cash flows (fixed payments)	$153,748
Operating lease – operating cash flows (liability reduction)	$85,465
Non-current leases – right of use assets	$473,849
Current liabilities – operating lease liabilities	$158,371
Non-current liabilities – operating lease liabilities	$363,519

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2020:

Fiscal Year	Operating Leases
2021	$158,371
2022	163,132
2023	168,028
2024	173,060
Total future minimum lease payments	662,591
Amount representing interest	(140,701)
Present value of net future minimum lease payments	$521,890